SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash flows used for operating leases	$ 795	$ 810	$ 581
Operating cash flows used for finance leases	521	543	478
Financing cash flows used for finance leases	$ 24	$ 81	$ 156